29. REVENUE (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Revenue from supply of energy		R$ 26,928	R$ 24,872	R$ 23,701
Revenue from use of the electricity distribution systems (TUSD)		2,722	2,045	1,611
CVA, and Other financial components		58	1,973	988
Transmission concession revenue		504	411	371
Transmission construction revenue		220	96	25
Transmission assets - indemnity revenue		156	250	373
Generation assets - indemnity revenue			55	271
Distribution construction revenue		980	802	1,094
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession		18		9
Revenue on financial updating of the Concession Grant Fee		318	321	317
Energy transactions on the CCEE		432	217	860
Supply of gas		2,298	1,995	1,759
Fine for violation of service continuity indicator	[1]	(58)	(44)
Recovery of PIS/Pasep and Cofins (note 10)		1,428
Other operating revenues		1,722	1,585	1,484
Deductions on revenue		(12,336)	(12,312)	(11,151)
Net operating revenue		R$ 25,390	R$ 22,266	R$ 21,712

[1]	As from January 1, 2018 these amounts began to be recognized as a reduction of revenue, rather than as operational expenses, as per the change contained in IFRS 15.